Condensed Consolidated Statements Of Comprehensive Income (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidated Statements Of Comprehensive Income
Net income	$ 17,358	$ 13,921	$ 24,388	$ 20,246
Change in fair value of derivatives:
Current period reclassification to earnings		279		559
Changes in derivative financial instruments - interest rate swaps		4		(200)
Comprehensive income	17,358	14,204	24,388	20,605
Comprehensive loss attributable to noncontrolling interests		172		694
Comprehensive income attributable to Genesis Energy, L.P.	$ 17,358	$ 14,376	$ 24,388	$ 21,299